Schedule of Investments (unaudited)	iShares® International Select Dividend ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 8.5%
APA Group	3,177,874	$23,870,214
AusNet Services	3,883,103	5,154,208
Bendigo & Adelaide Bank Ltd.	3,271,233	23,090,655
Commonwealth Bank of Australia	2,340,924	149,990,151
Fortescue Metals Group Ltd.	5,127,236	85,719,076
Perpetual Ltd.	479,569	11,873,726
Suncorp Group Ltd.	2,672,706	20,670,390
		320,368,420
Austria — 0.4%
Oesterreichische Post AG(a)	356,692	15,102,077
Belgium — 2.5%
Ageas SA/NV	1,117,568	57,418,545
Proximus SADP	1,656,181	34,970,199
		92,388,744
Canada — 7.9%
Bank of Montreal	733,920	54,648,300
Bank of Nova Scotia (The)	821,508	43,858,347
Canadian Imperial Bank of Commerce	804,293	68,614,702
Emera Inc.	1,207,828	50,555,844
Great-West Lifeco Inc.	919,527	21,018,583
IGM Financial Inc.	836,635	22,195,436
Manulife Financial Corp.	739,984	13,386,849
Power Corp. of Canada	944,847	22,018,940
		296,297,001
China — 0.0%
Gemdale Properties & Investment Corp. Ltd.	9,232,000	1,309,698
Finland — 5.0%
Fortum OYJ	2,469,265	59,953,203
Sampo OYJ, Class A	911,020	38,383,762
UPM-Kymmene OYJ	1,913,573	68,558,349
Wartsila OYJ Abp	2,345,150	23,094,989
		189,990,303
France — 3.3%
Nexity SA	510,860	23,050,712
Orange SA	1,303,894	15,372,114
TOTAL SE	2,020,829	85,670,896
		124,093,722
Hong Kong — 10.6%
BOC Hong Kong Holdings Ltd.	6,623,000	19,816,427
CK Hutchison Holdings Ltd.	11,507,500	79,696,248
CK Infrastructure Holdings Ltd.	8,129,500	43,353,279
Hang Seng Bank Ltd.	5,774,700	104,488,791
Henderson Land Development Co. Ltd.	11,842,000	48,413,549
Hysan Development Co. Ltd.	6,122,000	22,304,597
Kerry Properties Ltd.	6,034,000	15,680,610
New World Development Co. Ltd.	2,722,750	12,658,891
PCCW Ltd.	14,378,000	8,010,596
Swire Pacific Ltd., Class A	4,936,000	30,906,298
VTech Holdings Ltd.	1,937,900	15,520,495
		400,849,781
Italy — 7.0%
A2A SpA	5,197,791	8,461,827
Assicurazioni Generali SpA(b)	3,025,493	51,790,212
Azimut Holding SpA	1,143,169	24,110,194
Enel SpA	3,883,929	38,649,933

Security	Shares	Value
Italy (continued)
Eni SpA	8,121,199	$82,404,547
Italgas SpA	4,357,915	26,218,022
Snam SpA	4,511,048	23,719,484
UnipolSai Assicurazioni SpA	3,139,438	7,971,476
		263,325,695
Japan — 3.2%
Idemitsu Kosan Co. Ltd.	2,915,800	68,344,937
Sojitz Corp	3,067,800	7,091,147
Sumitomo Mitsui Financial Group Inc.	1,419,100	43,984,713
		119,420,797
New Zealand — 1.9%
Spark New Zealand Ltd.	20,652,879	71,445,738
Portugal — 1.4%
EDP - Energias de Portugal SA	8,177,556	51,383,370
Singapore — 1.8%
BOC Aviation Ltd.(c)	2,001,700	16,354,159
ComfortDelGro Corp. Ltd.	3,838,700	4,570,225
DBS Group Holdings Ltd.	1,761,000	33,412,690
Oversea-Chinese Banking Corp. Ltd.	1,758,000	13,670,831
		68,007,905
South Korea — 3.4%
BNK Financial Group Inc.	943,236	4,646,192
Hana Financial Group Inc.	999,233	29,165,884
Industrial Bank of Korea(b)	1,034,243	7,239,516
KB Financial Group Inc.(b)	544,513	19,617,266
KB Financial Group Inc., ADR(b)	656,628	23,809,331
Shinhan Financial Group Co. Ltd.(b)	510,566	13,989,673
Shinhan Financial Group Co. Ltd., ADR(b)	623,130	17,242,007
Woori Financial Group Inc.(b)	681,567	5,361,871
Woori Financial Group Inc., SP ADR(b)	277,676	6,633,680
		127,705,420
Spain — 10.6%
ACS Actividades de Construccion y Servicios SA	3,017,349	94,283,794
Bankia SA	8,620,981	14,856,844
Bankinter SA	3,660,570	20,661,815
Cia. de Distribucion Integral Logista Holdings SA	870,991	16,443,915
Enagas SA	2,488,715	54,952,838
Mapfre SA	3,819,662	7,025,728
Naturgy Energy Group SA	3,993,499	103,389,770
Red Electrica Corp. SA	3,171,917	60,346,781
Telefonica SA(b)	6,726,703	29,044,253
		401,005,738
Sweden — 1.5%
Telia Co. AB	13,118,703	57,794,071
Switzerland — 4.2%
Swiss Prime Site AG, Registered	152,192	14,832,561
Swiss Re AG	138,286	12,227,492
Swisscom AG, Registered	160,477	87,562,428
Zurich Insurance Group AG	109,918	44,011,681
		158,634,162
United Kingdom — 24.3%
BP PLC	6,711,276	25,021,236
British American Tobacco PLC	4,264,553	155,625,446
Centamin PLC	2,941,062	4,632,351
Drax Group PLC	4,758,160	24,410,672
GlaxoSmithKline PLC	3,068,928	57,187,402

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
IG Group Holdings PLC	1,743,893	$17,960,355
Legal & General Group PLC	2,360,588	7,909,405
National Grid PLC	3,330,327	38,872,245
Phoenix Group Holdings PLC	2,200,766	20,393,077
Rio Tinto PLC	4,852,319	372,406,518
Royal Dutch Shell PLC, Class A	2,410,202	44,283,646
SSE PLC	4,685,295	95,478,296
Standard Life Aberdeen PLC	2,596,888	10,773,027
United Utilities Group PLC	2,934,816	37,165,486
Vodafone Group PLC	3,475,263	5,957,654
		918,076,816
Total Common Stocks — 97.5%
(Cost: $3,375,854,560)		3,677,199,458

Investment Companies
Exchange Traded Funds — 0.7%
iShares MSCI South Korea ETF(d)	301,652	26,575,541
Total Investment Companies — 0.7%
(Cost: $17,390,962)		26,575,541

Preferred Stocks
Germany — 0.4%
Schaeffler AG, Preference Shares, NVS	1,898,213	15,070,618
South Korea — 0.6%
Hyundai Motor Co.
Preference Shares, GDR(e)	222,600	11,530,680
Preference Shares, NVS	91,198	9,212,743
		20,743,423
Total Preferred Stocks — 1.0%
(Cost: $25,503,232)		35,814,041

Rights
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 02/10/21)(b)	3,000,745	1,480,116
Total Rights — 0.0%
(Cost: $1,648,018)		1,480,116

Short-Term Investments
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(f)(g)	8,972,431	8,977,814

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(f)	1,480,000	1,480,000
		10,457,814
Total Short-Term Investments — 0.3%
(Cost: $10,460,333)		10,457,814
Total Investments in Securities — 99.5%
(Cost: $3,430,857,105)		3,751,526,970
Other Assets, Less Liabilities — 0.5%		19,973,571
Net Assets — 100.0%		$3,771,500,541

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$8,985,143	(a)	$—	$(4,810)	$(2,519)	$8,977,814	8,972,431	$283,248	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,290,000	190,000	(a)	—	—	—	1,480,000	1,480,000	1,956		—
iShares MSCI South Korea ETF	—	65,201,853		(69,335,798)	21,524,908	9,184,578	26,575,541	301,652	598,347		—
					$21,520,098	$9,182,059	$37,033,355		$883,551		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	55	03/18/21	$6,901	$(78,767)
Euro STOXX 50 Index.	162	03/19/21	6,845	(141,169)
FTSE 100 Index	195	03/19/21	17,033	(544,533)
				$(764,469)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,677,199,458	$—	$—	$3,677,199,458
Investment Companies	26,575,541	—	—	26,575,541
Preferred Stocks	35,814,041	—	—	35,814,041
Rights	1,480,116	—	—	1,480,116
Money Market Funds	10,457,814	—	—	10,457,814
	$3,751,526,970	$—	$—	$3,751,526,970
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(764,469)	$—	$—	$(764,469)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
January 31, 2021

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares

4